NATIONWIDE MUTUAL FUNDS

Nationwide Destination 2025 Fund	Nationwide Destination 2050 Fund
Nationwide Destination 2030 Fund	Nationwide Destination 2055 Fund
Nationwide Destination 2035 Fund	Nationwide Destination 2060 Fund
Nationwide Destination 2040 Fund	Nationwide Destination 2065 Fund
Nationwide Destination 2045 Fund	Nationwide Destination Retirement Fund

Supplement dated October 28, 2022
to the Prospectus dated February 28, 2022

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective immediately, the following Funds will no longer invest in a fixed interest contract (“Nationwide Contract”) issued by Nationwide Life Insurance Company.

Fund Name
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination Retirement Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE